UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2002

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 5/8/2002
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 58

Form 13F Information Table Value Total: $ 159,203
                                           (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None
































Name of Issuer            Title      CUSIP      Value        Shares        Invsmnt Discret   Other         Voting Authority
                         Of Class              (x1000)                      Sole    Shared    Mgrs      Sole   Shared    None

Abott Laboratories         COM     002824100     202         3,837.00                                  3,837.00
Affiliated Computer Svcs   CL A    008190100    1,158       20,628.00                                 20,628.00
American Intl Group        COM     026874107    3,425       47,479.06                                 47,479.06
AmSurg Corp.               COM     03232P405    4,977      182,910.00                                182,910.00
Apollo Group Inc - CL A    CL A    037604105    5,287       98,735.00                                 98,735.00
BJ's Wholesale Club        COM     05548J106    3,030       67,790.00                                 67,790.00
Bank of New York           COM     064057102    2,349       55,891.00                                 55,891.00
Beckman Coulter Inc.       COM     075811109    2,794       54,713.00                                 54,713.00
Berkshire Hathaway CL B    CL B    084670207    3,670        1,549.00                                  1,549.00
Biomet                     COM     090613100    3,265      120,662.00                                120,662.00
Cardinal Health            COM     14149Y108    4,670       65,876.03                                 65,876.03
Choicepoint                COM     170388102    3,333       57,860.00                                 57,860.00
Concord EFS                COM     206197105    2,232       67,120.00                                 67,120.00
Copart Inc.                COM     217204106     347        19,352.00                                 19,352.00
Diebold Inc                COM     253651103    4,625      113,520.88                                113,520.88
Duke Energy                COM     264399106    4,151      109,802.18                                109,802.18
Expeditors Intl Wash       COM     302130109    5,597       91,750.00                                 91,750.00
Exxon Mobil Corp           COM     30231G102    4,107       93,699.40                                 93,699.40
Fifth Third Bancorp        COM     316773100    2,295       34,015.00                                 34,015.00
First Health Group         COM     320960107    2,402       99,535.00                                 99,535.00
General Dynamics           COM     369550108    2,410       25,656.08                                 25,656.08
General Electric           COM     369604103     295         7,886.25                                  7,886.25
Harley Davidson            COM     412822108    1,923       34,890.00                                 34,890.00
Home Depot                 COM     437076102     259         5,330.26                                  5,330.26
Hospitality Pptys Trst     COM     44106M102     384        11,200.00                                 11,200.00
ICU Medical Inc            COM     44930G107     204         5,595.00                                  5,595.00
Imperial Oil LTD           COM     453038408     696        23,315.28                                 23,315.28
Intel Corp                 COM     458140100     418        13,756.00                                 13,756.00
Investment Tech Group      COM     46145F105    2,031       38,516.00                                 38,516.00
S & P Midcap 400           COM     464287507   17,187      173,960.14                                173,960.14
IShares TR Russell  3000   COM     464287671     917        23,035.00                                 23,035.00
S&P Smallcap 600           COM     464287804   13,828      112,890.00                                112,890.00
Johnson & Johnson          COM     478160104     211         3,251.00                                  3,251.00
Kopin Corp                 COM     500600101     100        11,000.00                                 11,000.00
Kroger Co                  COM     501044101    3,965      178,928.00                                178,928.00
Lincare Holdings           COM     532791100    2,328       85,845.00                                 85,845.00
MSC Software               COM     553531104     359        15,600.00                                 15,600.00
Mattel                     COM     577081102    4,444      213,257.27                                213,257.27
Merck & Co.                COM     589331107     277         4,803.00                                  4,803.00
Microsoft                  COM     594918104    2,607       43,222.00                                 43,222.00
Moodys Corp.               COM     615369105    4,160      101,208.00                                101,208.00
Orthodontic Centers of A   COM     68750P103    2,251       81,540.00                                 81,540.00
Oxford Health Plans        COM     691471106    2,200       52,645.00                                 52,645.00
PanCanadian Energy         COM     69831A107    5,211      175,220.00                                175,220.00
Pfizer                     COM     717081103    1,446       36,384.00                                 36,384.00
RadioLogix                 COM     75040K109     304        25,365.00                                 25,365.00
Renal Care Group,          COM     759930100     331        10,080.00                                 10,080.00
S & P Dpstry Rpts       UNIT SER 1 78462F103    7,431       64,890.17                                 64,890.17
Teva Pharmaceutical  Ind   ADR     881624209    2,751       50,320.17                                 50,320.17
US Physical Therapy        COM     90337L108    1,587       39,420.42                                 39,420.42
United Parcel Cl B         CL B    911312106    2,397       87,948.00                                 87,948.00
Varian Medical Systems     COM     92220P105    2,472       60,430.00                                 60,430.00
Verizon Communications     COM     92343V104     230         5,046.00                                  5,046.00
Wal-Mart Stores            COM     931142103     280         4,574.71                                  4,574.71
Waste Mgt. Inc Del         COM     94106L109    2,770      101,635.04                                101,635.04
WYETH COM                  COM     983024100     283         4,311.00                                  4,311.00
XCEL Energy                COM     98389B100    2,027       79,950.00                                 79,950.00
Garmin Ltd                 ORD     G37260109    2,313      100,895.00                                100,895.00


Totals                                         159,203   3,520,523.34                              3,520,523.34